Document and Entity Information	Mar. 24, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 24, 2026
Entity File Number	1-16305
Entity Registrant Name	PUGET ENERGY INC /WA
Entity Incorporation State Country Code	WA
Entity Address Address Line 1	355 110th Ave NE
Entity Address City Or Town	Bellevue
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98004
City Area Code	425
Local Phone Number	454-6363
Entity Tax Identification Number	91-1969407
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001085392